Leases (Details)					6 Months Ended		8 Months Ended		12 Months Ended						23 Months Ended
	Apr. 14, 2021 USD ($)	Apr. 14, 2021 CNY (¥)	Feb. 23, 2021 USD ($)	Feb. 23, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 07, 2025 USD ($)	Jan. 07, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 08, 2024	Jan. 01, 2024	Sep. 01, 2023	May 01, 2023	Apr. 14, 2021 CNY (¥)	Feb. 23, 2021 CNY (¥)
Leases [Line Items]
Rental amount															$ 93,012	¥ 624,240
Lease agreement expired					Dec. 31, 2023
Lease term																	12 months	12 months	12 months	12 months
Payment for equipment			$ 71,835	¥ 458,000
Remaining lease payments						$ 43,195
Total lease expenses					$ 76,547	$ 53,591
Lease Agreements [Member]
Leases [Line Items]
Rental amount							$ 425	¥ 3,000
Payment for equipment	$ 63,993	¥ 408,000
Remaining lease payments	280,753	¥ 1,790,000	287,341	¥ 1,832,000
Fair value of the equipment	$ 321,220		$ 359,176																		¥ 2,048,000	¥ 2,290,000
Percentage of interest rate	1.01%		1.07%																		1.01%	1.07%
Forecast [Member]
Leases [Line Items]
Rental amount									$ 3,347	¥ 23,784	$ 93,217	¥ 660,240
Forecast [Member] | Lease Agreements [Member]
Leases [Line Items]
Rental amount													$ 2,838	¥ 20,000